April 13, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Attn: Mr. Michael Kosoff

Re:	Dreyfus Variable Investment Fund
1933 Act File No.33-13690
1940 Act File No. 811-5125

Mr. Kosoff:

Transmitted for filing is one (1) copy of an EDGARized version of Post-Effective Amendment No. 47 to the Fund’s Registration Statement on Form N-1A marked to show changes from Post-Effective Amendment No. 46 which was filed with the Securities and Exchange Commission (the “SEC”) on February 12, 2010.

The filing is made pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to become effective on May 1, 2010. Pursuant to paragraph (b)(4) of Rule 485(b), we have enclosed a letter from Stroock & Stroock & Lavan LLP, counsel to the Fund, dated April 12, 2010. The filing reflects certain editorial changes and a general updating of language and financial data.

Please address any comments or questions to Michael A. Rosenberg at (212) 922-6795, or David Stephens, Esq., of Stroock & Stroock & Lavan, LLP, Fund counsel at (212) 806-6138.

Sincerely,

/s/Loretta Johnston
Loretta Johnston
Senior Paralegal